Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurements

7. Fair Value Measurements

The following tables present information about the Company’s financial assets that are measured at fair value on a recurring basis as of December 31, 2019 by level within the fair value hierarchy.

September 30, 2020

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Investments held in Trust Account
Cash	$236,643,898	$—	$—
Total	$236,643,898	$—	$—

December 31, 2019

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Investments held in Trust Account
Money Market Fund	$236,054,346	$—	$—
Total	$236,054,346	$—	$—

As of September 30, 2020, there was soley cash held in the Trust Account. As of December 31, 2019, the investments held in the Trust Account were comprised solely of an investment in a money market fund that invests only in U.S. treasury securities.

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. There were no transfers between levels for the three and nine months ended September 30, 2020 and 2019.

At December 31, 2019, Level 1 instruments include investments in money market funds and U.S. Treasury securities. The Company uses inputs such as the actual trade data, benchmark yields, quoted market prices from dealers or broker, and other similar sources to determine the fair value of its investments.

Note 7. Fair Value Measurements

The following table presents information about the Company’s assets that are measured on a recurring basis as of December 31, 2019 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value. In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Fair values determined by Level 2 inputs utilize data points that are observable, such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability.

December 31, 2019
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Money market fund	$236,054,346	$—	$—

As of December 31, 2019, the investments held in the Trust Account were comprised solely of U.S. treasury securities.